Long-Term Loan (Details) - USD ($)	Dec. 31, 2024	[1]	Jun. 30, 2024	[1]	Apr. 08, 2023	Aug. 03, 2022
Long-Term Loan [Line Items]
Debt issuance cost					$ 230,500
Security deposit	$ 475,000		$ 475,000		$ 475,000
Chailease International Financial Services (Singapore) Pte. Ltd [Member]
Long-Term Loan [Line Items]
Borrower of loan agreement						$ 9,500,000
LIBOR [Member]
Long-Term Loan [Line Items]
Loan bears interest percentage						4.16%

[1]	This is long-term loan security deposit of $475,000, which is expected to be collected at the end of long-term loan agreement (see Note 8).